UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210.

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2014

1.799872.110

EMI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.3%
		Principal Amount (d)	Value
Argentina - 0.2%
YPF SA 8.875% 12/19/18 (g)		$ 4,940,000	$ 5,156,125
Bermuda - 0.1%
GeoPark Latin America Ltd. 7.5% 2/11/20 (Reg. S)		1,822,000	1,881,215
Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		3,655,000	3,915,419
6.5% 6/10/19 (g)		7,555,000	8,537,150
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	5,035,000	1,827,379
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		3,865,000	4,174,200
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (Reg. S)		2,315,000	2,407,600
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (Reg. S)		1,850,000	1,919,375
TOTAL BRAZIL			22,781,123
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	17,915,000	7,244,166
Big Will Investments Ltd. 10.875% 4/29/16		880,000	938,300
FPC Finance Ltd. 6% 6/28/19		785,000	836,025
Magnesita Finance Ltd. 8.625% (g)(h)		5,040,000	4,806,900
Poly Real Estate Finance Ltd. 4.5% 8/6/18 (Reg. S)		1,410,000	1,385,325
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		875,000	942,813
Sinopec Group Overseas Development Ltd. 5.375% 10/17/43 (g)		1,785,000	1,860,566
TOTAL BRITISH VIRGIN ISLANDS			18,014,095
Canada - 0.6%
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (g)		6,075,000	6,302,813
7.25% 12/12/21 (g)		4,760,000	5,224,100
Uranium One Investments, Inc. 6.25% 12/13/18 (g)		2,225,000	2,124,875
TOTAL CANADA			13,651,788
Cayman Islands - 4.1%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (g)		3,900,000	4,148,625
Agile Property Holdings Ltd. 9.875% 3/20/17 (Reg. S)		1,125,000	1,172,813
Alliance Global Group, Inc./Cayman 6.5% 8/18/17		950,000	1,023,625
Brazil Minas SPE 5.333% 2/15/28 (g)		4,300,000	4,160,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
China Overseas Finance Cayman III Ltd.:
3.375% 10/29/18 (Reg. S)		$ 635,000	$ 620,332
6.375% 10/29/43 (Reg. S)		635,000	592,685
Country Garden Holdings Co. Ltd. 11.125% 2/23/18 (Reg. S)		1,125,000	1,216,406
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		19,560,000	20,684,700
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		1,590,000	1,717,200
13.25% 3/22/17 (Reg. S)		565,000	624,325
MBPS Finance Co. 11.25% 11/15/15		630,000	638,663
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		14,305,000	14,466,947
6.75% 1/27/41		17,690,000	17,143,096
8.375% 12/10/18		15,776,000	18,380,965
Shimao Property Holdings Ltd. 9.65% 8/3/17		880,000	928,400
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		1,205,000	1,198,975
TOTAL CAYMAN ISLANDS			88,718,007
Chile - 0.4%
AES Gener SA 8.375% 12/18/73 (g)(i)		3,820,000	4,049,200
Corporacion Nacional del Cobre de Chile (Codelco) 4.25% 7/17/42 (g)		3,055,000	2,596,845
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		2,835,000	2,990,987
TOTAL CHILE			9,637,032
Colombia - 0.2%
Colombia Telecomunicacines SA 5.375% 9/27/22 (g)		4,780,000	4,684,400
Costa Rica - 0.5%
Banco de Costa Rica:
4.875% 11/1/18 (g)		1,820,000	1,835,925
5.25% 8/12/18 (g)		1,645,000	1,671,731
6.25% 11/1/23 (g)		1,600,000	1,582,000
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		3,400,000	2,902,750
6.95% 11/10/21 (g)		2,889,000	3,062,340
TOTAL COSTA RICA			11,054,746
Georgia - 1.1%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		5,800,000	6,184,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Georgia - continued
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		$ 13,340,000	$ 13,856,258
JSC Georgian Railway 7.75% 7/11/22 (g)		3,900,000	4,169,100
TOTAL GEORGIA			24,209,608
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		4,416,000	4,391,990
Hungary - 0.2%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (g)		3,300,000	3,479,454
Indonesia - 1.9%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		2,995,000	2,429,694
PT Adaro Indonesia 7.625% 10/22/19 (g)		6,035,000	6,412,188
PT Pertamina Persero:
4.3% 5/20/23 (g)		3,990,000	3,595,988
4.875% 5/3/22 (g)		3,610,000	3,470,113
5.25% 5/23/21 (g)		5,550,000	5,563,875
5.625% 5/20/43 (g)		11,420,000	9,664,175
6% 5/3/42 (g)		5,515,000	4,880,775
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,464,200
TOTAL INDONESIA			40,481,008
Ireland - 1.4%
MTS International Funding Ltd. 8.625% 6/22/20 (g)		4,040,000	4,605,600
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		3,110,000	3,040,025
SCF Capital Ltd. 5.375% 10/27/17 (g)		4,250,000	3,995,000
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (g)		6,360,000	6,193,368
6.8% 11/22/25 (g)		5,575,000	5,519,250
6.902% 7/9/20 (g)		6,660,000	6,967,692
TOTAL IRELAND			30,320,935
Kazakhstan - 1.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		4,205,000	3,795,013
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		2,105,000	1,947,125
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		4,410,000	4,806,900
7% 5/5/20 (g)		6,270,000	7,069,425
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		3,070,000	2,893,475
5.75% 4/30/43 (g)		8,940,000	8,046,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Kazakhstan - continued
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		$ 2,200,000	$ 2,142,250
Zhaikmunai Finance BV 10.5% 10/19/15 (Reg. S)		1,075,000	1,128,750
Zhaikmunai International BV 7.125% 11/13/19 (g)		10,135,000	10,515,063
TOTAL KAZAKHSTAN			42,344,001
Luxembourg - 1.7%
Aquarius Investments Luxemburg 8.25% 2/18/16		6,700,000	6,951,203
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	15,690,000	5,946,849
EVRAZ Group SA 6.5% 4/22/20 (g)		3,705,000	3,093,675
Millicom International Cellular SA 6.625% 10/15/21 (g)		3,850,000	4,071,375
RSHB Capital SA:
5.1% 7/25/18 (g)		4,885,000	4,762,875
5.298% 12/27/17 (g)		8,235,000	8,152,650
6% 6/3/21 (Reg. S) (i)		4,300,000	4,203,250
TOTAL LUXEMBOURG			37,181,877
Mexico - 4.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	239,360,000	17,076,101
CEMEX S.A.B. de CV 6.5% 12/10/19 (g)		1,495,000	1,590,306
Comision Federal de Electricid 4.875% 5/26/21 (g)		3,245,000	3,382,913
Petroleos Mexicanos:
4.875% 1/24/22		12,640,000	13,208,800
5.5% 1/21/21		7,825,000	8,548,813
5.5% 6/27/44		14,095,000	13,601,675
6% 3/5/20		3,830,000	4,313,538
6.375% 1/23/45 (g)		15,315,000	16,649,702
6.5% 6/2/41		11,785,000	12,904,575
8% 5/3/19		7,010,000	8,552,200
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,630,000	5,932,613
TOTAL MEXICO			105,761,236
Netherlands - 2.5%
Access Finance BV 7.25% 7/25/17 (g)		2,115,000	2,120,985
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	600,000	8,266
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		10,270,000	11,142,950
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		2,035,000	2,218,150
6.95% 7/10/42 (g)		3,190,000	3,253,800
Majapahit Holding BV:
7.75% 1/20/20 (g)		6,650,000	7,630,875
7.875% 6/29/37 (Reg. S)		3,365,000	3,709,913
8% 8/7/19 (g)		5,765,000	6,709,019
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 5,255,000	$ 5,018,525
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (g)		3,015,000	3,075,300
Petrobras Global Finance BV:
6.25% 3/17/24		4,945,000	5,094,641
7.25% 3/17/44		5,165,000	5,316,593
TOTAL NETHERLANDS			55,299,017
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (g)		2,090,000	2,236,300
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		4,940,000	5,205,525
TOTAL PARAGUAY			7,441,825
Philippines - 0.6%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		4,381,000	5,251,724
7.39% 12/2/24 (g)		5,300,000	6,658,390
SM Investments Corp. 4.25% 10/17/19		960,000	961,553
TOTAL PHILIPPINES			12,871,667
Singapore - 0.1%
Alam Synergy Pte. Ltd.:
6.95% 3/27/20 (Reg. S)		635,000	599,281
9% 1/29/19 (g)		960,000	994,800
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		635,000	664,369
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		960,000	949,200
TOTAL SINGAPORE			3,207,650
South Africa - 0.8%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		8,880,000	9,057,600
6.75% 8/6/23 (g)		3,800,000	3,972,558
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		4,575,000	4,206,758
TOTAL SOUTH AFRICA			17,236,916
Spain - 0.1%
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (g)		1,155,000	1,339,800
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		5,195,000	5,435,269
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		$ 8,430,000	$ 10,516,425
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (g)		13,520,000	11,830,000
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,475,000	1,320,125
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,691,075
Tullow Oil PLC 6% 11/1/20 (g)		945,000	959,175
TOTAL UNITED KINGDOM			3,970,375
United States of America - 1.4%
Brazil Loan Trust 1 5.477% 7/24/23 (g)		3,160,000	3,199,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		14,080,000	15,628,800
8.625% 2/1/22		8,763,000	10,734,675
TOTAL UNITED STATES OF AMERICA			29,562,975
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		8,095,000	7,730,725
5.25% 4/12/17		11,425,000	8,540,188
5.375% 4/12/27		22,035,000	11,788,725
5.5% 4/12/37		24,765,000	12,815,888
6% 11/15/26 (Reg. S)		33,750,000	18,309,375
8.5% 11/2/17 (g)		12,915,000	10,816,313
8.5% 11/2/17 (Reg. S)		8,195,000	6,863,313
9% 11/17/21 (Reg. S)		21,245,000	15,827,525
9.75% 5/17/35 (g)		10,125,000	7,163,438
9.75% 5/17/35		11,340,000	8,023,050
TOTAL VENEZUELA			107,878,540
TOTAL NONCONVERTIBLE BONDS (Cost $735,856,974)			730,339,099
Government Obligations - 52.3%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (g)		20,750,000	21,476,250
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (g)		1,470,000	1,396,500
Government Obligations - continued
		Principal Amount (d)	Value
Azerbaijan - 0.7%
Azerbaijan Rep 4.75% 3/18/24 (g)		$ 11,480,000	$ 11,525,920
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		3,940,000	3,756,790
TOTAL AZERBAIJAN			15,282,710
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		8,827,000	7,811,895
7.25% 12/15/21 (g)		3,982,000	3,563,890
TOTAL BARBADOS			11,375,785
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		6,755,000	6,839,438
8.95% 1/26/18		3,070,000	3,146,750
TOTAL BELARUS			9,986,188
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		2,196,600	1,529,383
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (g)		4,775,000	5,029,445
Brazil - 2.6%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		3,945,000	4,408,538
Brazilian Federative Republic:
4.25% 1/7/25		17,170,000	16,611,975
5.625% 1/7/41		5,095,000	5,161,235
7.125% 1/20/37		3,095,000	3,710,131
8.25% 1/20/34		5,940,000	7,870,500
10.125% 5/15/27		4,670,000	7,075,050
12.25% 3/6/30		4,540,000	7,865,550
Caixa Economica Federal 4.5% 10/3/18 (g)		3,830,000	3,897,025
TOTAL BRAZIL			56,600,004
Colombia - 1.1%
Colombian Republic:
6.125% 1/18/41		10,320,000	11,558,400
7.375% 9/18/37		5,995,000	7,673,600
11.75% 2/25/20		2,768,000	3,999,760
TOTAL COLOMBIA			23,231,760
Government Obligations - continued
		Principal Amount (d)	Value
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (e)		$ 22,905,812	$ 20,643,863
Costa Rica - 0.6%
Costa Rican Republic:
4.25% 1/26/23 (g)		1,820,000	1,683,500
4.375% 4/30/25 (g)		11,710,000	10,480,450
5.625% 4/30/43 (g)		2,355,000	2,031,188
TOTAL COSTA RICA			14,195,138
Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (g)		7,140,000	7,214,970
6% 1/26/24 (g)		5,080,000	5,283,200
6.625% 7/14/20 (g)		6,065,000	6,635,110
6.75% 11/5/19		8,450,000	9,305,563
TOTAL CROATIA			28,438,843
Dominican Republic - 0.4%
Dominican Republic:
5.875% 4/18/24 (g)		4,170,000	4,138,725
7.5% 5/6/21 (g)		3,185,000	3,551,275
TOTAL DOMINICAN REPUBLIC			7,690,000
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (g)		5,080,000	5,374,640
El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		7,707,000	7,244,580
7.625% 2/1/41 (g)		5,915,000	5,814,445
7.65% 6/15/35 (Reg. S)		3,920,000	3,900,400
7.75% 1/24/23 (Reg. S)		1,495,000	1,603,388
8.25% 4/10/32 (Reg. S)		1,930,000	2,045,800
TOTAL EL SALVADOR			20,608,613
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (g)		5,635,000	5,959,013
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		3,440,000	3,739,280
Government Obligations - continued
		Principal Amount (d)	Value
Ghana - 0.2%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		$ 1,540,000	$ 1,412,950
8.5% 10/4/17		3,340,000	3,385,925
TOTAL GHANA			4,798,875
Guatemala - 0.2%
Guatemalan Republic:
4.875% 2/13/28 (g)		2,655,000	2,562,075
5.75% 6/6/22 (g)		2,615,000	2,837,275
TOTAL GUATEMALA			5,399,350
Honduras - 0.2%
Republic of Honduras 7.5% 3/15/24 (g)		3,420,000	3,402,900
Hungary - 2.8%
Hungarian Republic:
4% 3/25/19		7,278,000	7,227,054
5.375% 2/21/23		7,578,000	7,683,334
5.375% 3/25/24		9,922,000	9,941,844
5.75% 11/22/23		3,090,000	3,190,425
6.25% 1/29/20		6,549,000	7,146,596
6.375% 3/29/21		10,629,000	11,625,469
7.625% 3/29/41		13,057,000	15,048,193
TOTAL HUNGARY			61,862,915
Iceland - 0.1%
Republic of Iceland 5.875% 5/11/22 (g)		2,810,000	3,045,338
Indonesia - 3.5%
Indonesian Republic:
3.75% 4/25/22 (g)		2,850,000	2,689,688
4.625% 4/15/43 (g)		2,745,000	2,298,938
4.875% 5/5/21 (g)		5,715,000	5,857,875
5.25% 1/17/42		6,330,000	5,736,563
5.875% 3/13/20 (g)		7,595,000	8,297,538
5.875% 1/15/24 (g)		7,940,000	8,525,575
6.625% 2/17/37		11,575,000	12,269,500
7.75% 1/17/38 (g)		6,040,000	7,157,400
8.5% 10/12/35 (g)		7,800,000	9,906,000
11.625% 3/4/19 (g)		10,160,000	13,754,100
TOTAL INDONESIA			76,493,177
Government Obligations - continued
		Principal Amount (d)	Value
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 18,430,000	$ 16,218,400
Ivory Coast - 0.5%
Ivory Coast 7.7743% 12/31/32 (e)		10,925,000	10,242,188
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		3,125,000	3,250,000
8% 3/15/39		1,745,000	1,587,950
TOTAL JAMAICA			4,837,950
Jordan - 0.5%
Jordanian Kingdom 3.875% 11/12/15		9,885,000	9,872,644
Lebanon - 0.5%
Lebanese Republic:
0% 6/19/14	LBP	9,739,610,000	6,419,183
4% 12/31/17		3,408,000	3,373,920
4.9311% 4/24/14	LBP	2,000,000,000	1,332,003
TOTAL LEBANON			11,125,106
Mexico - 4.0%
Comision Federal de Electricid:
4.875% 1/15/24 (g)		8,240,000	8,363,600
5.75% 2/14/42 (Reg. S)		3,060,000	3,008,993
United Mexican States:
5.55% 1/21/45		4,770,000	5,068,125
5.75% 10/12/2110		13,116,000	12,886,470
6.05% 1/11/40		20,017,000	22,769,338
6.75% 9/27/34		10,995,000	13,413,900
7.5% 4/8/33		3,675,000	4,823,438
8.3% 8/15/31		7,780,000	10,872,550
11.5% 5/15/26		3,595,000	5,904,788
TOTAL MEXICO			87,111,202
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		2,585,000	2,404,050
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		1,855,000	1,669,500
5.125% 12/5/22 (Reg. S)		4,100,000	3,295,375
TOTAL MONGOLIA			7,368,925
Government Obligations - continued
		Principal Amount (d)	Value
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (g)		$ 5,275,000	$ 5,116,750
5.5% 12/11/42 (g)		2,780,000	2,578,450
TOTAL MOROCCO			7,695,200
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		2,662,000	2,788,445
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		6,720,000	7,350,000
Nigeria - 0.3%
Republic of Nigeria:
5.125% 7/12/18 (g)		2,165,000	2,211,548
6.375% 7/12/23		2,000,000	2,067,500
6.75% 1/28/21 (g)		1,595,000	1,702,663
TOTAL NIGERIA			5,981,711
Panama - 1.4%
Panamanian Republic:
4.3% 4/29/53		7,850,000	6,427,188
6.7% 1/26/36		2,840,000	3,337,000
7.125% 1/29/26		2,870,000	3,544,450
8.875% 9/30/27		5,744,000	7,941,080
9.375% 4/1/29		6,105,000	8,656,890
TOTAL PANAMA			29,906,608
Peru - 1.1%
Peruvian Republic:
6.85% 2/12/42 (Reg. S)	PEN	5,660,000	1,947,670
6.95% 8/12/31 (Reg. S)	PEN	10,965,000	3,931,143
7.35% 7/21/25		3,575,000	4,598,344
8.75% 11/21/33		9,545,000	13,935,700
TOTAL PERU			24,412,857
Philippines - 3.0%
Philippine Republic:
0% 4/10/14	PHP	357,080,000	7,973,670
7.75% 1/14/31		11,325,000	15,486,938
9.5% 2/2/30		10,660,000	16,589,625
10.625% 3/16/25		17,115,000	26,635,219
TOTAL PHILIPPINES			66,685,452
Government Obligations - continued
		Principal Amount (d)	Value
Romania - 1.4%
Romanian Republic:
4.875% 1/22/24 (g)		$ 3,830,000	$ 3,904,716
6.125% 1/22/44 (g)		5,616,000	5,927,688
6.75% 2/7/22 (g)		17,025,000	19,834,125
TOTAL ROMANIA			29,666,529
Russia - 3.0%
Russian Federation:
4.875% 9/16/23 (g)		8,400,000	8,305,500
5.625% 4/4/42 (g)		6,805,000	6,583,838
5.875% 9/16/43 (g)		7,910,000	7,771,575
12.75% 6/24/28 (Reg. S)		26,944,000	43,918,720
TOTAL RUSSIA			66,579,633
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (g)		3,725,000	4,232,531
Serbia - 2.0%
Republic of Serbia:
4.875% 2/25/20 (g)		5,345,000	5,345,000
5.25% 11/21/17 (g)		3,205,000	3,325,188
5.875% 12/3/18 (g)		4,470,000	4,727,025
6.75% 11/1/24 (g)		10,178,447	10,216,616
7.25% 9/28/21 (g)		17,355,000	19,439,336
TOTAL SERBIA			43,053,165
Slovenia - 2.6%
Republic of Slovenia:
4.125% 2/18/19 (g)		2,295,000	2,373,030
5.25% 2/18/24 (g)		13,065,000	13,559,118
5.5% 10/26/22 (g)		38,445,000	40,991,981
TOTAL SLOVENIA			56,924,129
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		3,795,000	3,813,975
6% 1/14/19 (g)		6,015,000	6,293,194
6.25% 10/4/20 (g)		3,260,000	3,414,850
6.25% 7/27/21 (g)		3,225,000	3,358,031
TOTAL SRI LANKA			16,880,050
Tanzania - 0.2%
United Republic of Tanzania 6.332% 3/9/20 (i)		4,910,000	5,198,463
Government Obligations - continued
		Principal Amount (d)	Value
Trinidad & Tobago - 0.2%
Trinidad & Tobago, Republic of 4.375% 1/16/24 (g)		$ 3,160,000	$ 3,305,360
Turkey - 3.3%
Turkish Republic:
4.875% 4/16/43		5,200,000	4,420,000
5.625% 3/30/21		4,050,000	4,224,150
6% 1/14/41		9,100,000	8,940,750
6.75% 4/3/18		5,430,000	5,983,860
6.75% 5/30/40		6,505,000	6,953,845
6.875% 3/17/36		13,650,000	14,796,600
7.375% 2/5/25		6,505,000	7,461,235
7.5% 11/7/19		3,920,000	4,490,360
8% 2/14/34		5,460,000	6,620,250
11.875% 1/15/30		5,155,000	8,273,775
TOTAL TURKEY			72,164,825
Ukraine - 0.6%
Ukraine Government:
6.25% 6/17/16 (g)		1,795,000	1,696,275
7.5% 4/17/23 (Reg. S)		2,160,000	1,998,000
7.8% 11/28/22 (g)		4,505,000	4,172,756
7.95% 2/23/21 (g)		2,610,000	2,453,400
9.25% 7/24/17 (g)		2,355,000	2,307,900
TOTAL UKRAINE			12,628,331
Uruguay - 0.2%
Uruguay Republic:
4.125% 11/20/45		3,200,000	2,592,000
7.875% 1/15/33 pay-in-kind		1,915,000	2,508,650
TOTAL URUGUAY			5,100,650
Venezuela - 5.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		211,320	5,124,510
5.75% 2/26/16 (Reg S.)		3,795,000	3,296,906
6% 12/9/20		11,190,000	7,581,225
7% 3/31/38		9,465,000	5,773,650
7.65% 4/21/25		22,870,000	15,322,900
7.75% 10/13/19 (Reg. S)		14,585,000	11,084,600
8.25% 10/13/24		22,035,000	15,314,325
9% 5/7/23 (Reg. S)		16,955,000	12,589,088
9.25% 9/15/27		23,825,000	17,749,625
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 17,915,000	$ 13,077,950
9.375% 1/13/34		19,840,000	14,552,640
TOTAL VENEZUELA			121,467,419
Vietnam - 0.1%
Vietnamese Socialist Republic:
6.75% 1/29/20 (g)		2,245,000	2,505,981
6.75% 1/29/20		570,000	636,263
TOTAL VIETNAM			3,142,244
Zambia - 0.3%
Republic of Zambia 5.375% 9/20/22 (g)		6,520,000	5,566,450
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,118,037,860)			1,145,066,437
Common Stocks - 2.6%
	Shares
China - 0.2%
China Construction Bank Corp. (H Shares)	3,378,000	2,364,796
Industrial & Commercial Bank of China Ltd. (H Shares)	3,776,000	2,322,120
TOTAL CHINA		4,686,916
Colombia - 0.2%
BanColombia SA sponsored ADR (f)	46,200	2,609,376
Ecopetrol SA ADR (f)	53,000	2,161,870
TOTAL COLOMBIA		4,771,246
Hong Kong - 0.1%
China Mobile Ltd.	246,000	2,258,632
Korea (South) - 0.2%
Hana Financial Group, Inc.	38,040	1,389,572
Hyundai Motor Co.	11,086	2,613,001
TOTAL KOREA (SOUTH)		4,002,573
Mexico - 0.1%
America Movil S.A.B. de CV Series L sponsored ADR	169,300	3,365,684
Russia - 1.4%
Gazprom OAO sponsored ADR (Reg. S)	469,500	3,615,150
LUKOIL Oil Co. sponsored ADR (United Kingdom)	53,100	2,950,236
Common Stocks - continued
	Shares	Value
Russia - continued
Magnit OJSC GDR (Reg. S)	50,900	$ 2,789,320
Mobile TeleSystems OJSC sponsored ADR	329,700	5,766,453
Norilsk Nickel OJSC ADR	449,100	7,468,533
Rosneft Oil Co. OJSC GDR (Reg. S)	334,800	2,229,433
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	317,500	3,086,100
Uralkali OJSC GDR (Reg. S)	153,500	3,642,555
TOTAL RUSSIA		31,547,780
South Africa - 0.1%
MTN Group Ltd.	76,900	1,574,449
Turkey - 0.1%
Koc Holding A/S	462,000	1,947,581
United States of America - 0.2%
Southern Copper Corp.	119,800	3,487,378
TOTAL COMMON STOCKS (Cost $57,212,832)		57,642,239
Nonconvertible Preferred Stocks - 0.9%

Brazil - 0.9%
Ambev SA sponsored ADR	402,300	2,981,043
Banco Bradesco SA (PN) sponsored ADR	230,900	3,156,403
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (f)	472,300	4,373,498
Itau Unibanco Holding SA sponsored ADR	171,900	2,554,434
Petroleo Brasileiro SA - Petrobras sponsored ADR	283,000	3,721,450
Vale SA (PN-A) sponsored	183,300	2,282,085
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,895,081)		19,068,913
Investment Companies - 6.8%

United States of America - 6.8%
iShares China Large-Cap ETF (f)	289,500	10,358,310
iShares MSCI Brazil Index ETF (f)	956,500	43,061,630
iShares MSCI Emerging Markets Index ETF (f)	1,889,100	77,434,188
iShares MSCI Mexico Index ETF	86,400	5,525,280
Investment Companies - continued
	Shares	Value
United States of America - continued
iShares MSCI Turkey Investable Market Index ETF	93,900	$ 4,571,052
Market Vectors Russia ETF	378,600	9,078,828
TOTAL INVESTMENT COMPANIES (Cost $145,377,537)		150,029,288
Preferred Securities - 0.6%
	Principal Amount (d)
Brazil - 0.4%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 7,990,000	8,507,963
Cayman Islands - 0.1%
MAF Global Securities Ltd. 7.125% (Reg. S) (h)(i)	950,000	1,042,704
China - 0.1%
Sinochem Group 5% (e)(g)(h)	2,540,000	2,522,774
TOTAL PREFERRED SECURITIES (Cost $11,800,152)		12,073,441
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.10% (a)	61,979,734	61,979,734
Fidelity Securities Lending Cash Central Fund, 0.09% (a)(b)	102,098,250	102,098,250
TOTAL MONEY MARKET FUNDS (Cost $164,077,984)		164,077,984
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $2,251,258,420)		2,278,297,401
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(86,912,324)
NET ASSETS - 100%		$ 2,191,385,077
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
MXN	-	Mexican peso
PEN	-	Peruvian new sol
PHP	-	Philippine peso
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $818,296,615 or 37.3% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,360
Fidelity Securities Lending Cash Central Fund	28,349
Total	$ 41,709
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,613,001	$ 2,613,001	$ -	$ -
Consumer Staples	5,770,363	5,770,363	-	-
Energy	14,678,139	14,678,139	-	-
Financials	17,482,801	17,482,801	-	-
Industrials	1,947,581	1,947,581	-	-
Materials	16,880,551	16,880,551	-	-
Telecommunication Services	12,965,218	10,706,586	2,258,632	-
Utilities	4,373,498	4,373,498	-	-
Corporate Bonds	730,339,099	-	730,330,833	8,266
Government Obligations	1,145,066,437	-	1,130,673,584	14,392,853
Investment Companies	150,029,288	150,029,288	-	-
Preferred Securities	12,073,441	-	12,073,441	-
Money Market Funds	164,077,984	164,077,984	-	-
Total Investments in Securities:	$ 2,278,297,401	$ 388,559,792	$ 1,875,336,490	$ 14,401,119
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $2,244,350,736. Net unrealized appreciation aggregated $33,946,665, of which $76,999,089 related to appreciated investment securities and $43,052,424 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014